Legal contingencies (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Legal contingencies (Textual) [Abstract]
Litigation charges	€ 0	€ 0	€ 1.5